Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities and commitments [line items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 41,737	£ 43,499
Contingent Liability for Guarantees [Member]
Disclosure of contingent liabilities and commitments [line items]
Guarantees given to third parties	1,611	1,557
Loan commitments [member] | Not Later Than 1 Year [member]
Disclosure of contingent liabilities and commitments [line items]
Formal standby facilities, credit lines and other commitments	8,560	10,664
Loan commitments [member] | More than One Year [member]
Disclosure of contingent liabilities and commitments [line items]
Formal standby facilities, credit lines and other commitments	£ 31,566	£ 31,278